Related Parties Related Party Debt - Due to Related Party (Details) - Related party - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Due to related parties	$ 178,053	$ 195,253
Liminatus Pharma, LLC
Related Party Transactions
Due to related parties		$ 195,000	$ 195,000